SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares Under Options
Outstanding at beginning of year	487,432	137,855	204,931
Granted	67,833	500,530	36,765	152,949
Exercised	(8,383)	(65,411)	(100,441)
Canceled and forfeited	(130,500)	(85,542)	(3,400)
Outstanding at end of year	416,432	487,432	137,855	204,931
Exercisable at end of year	186,253	95,709	44,618
Weighted Average Exercise Price
Outstanding at beginning of year	$ 5.12	$ 2.64	$ 2.06
Granted	2.82	5.8	1.86	$ 0.72
Exercised	1.53	3.1	0.82
Canceled and forfeited	6.96	6.64	13
Outstanding at end of year	4.24	5.12	2.64	$ 2.06
Exercisable at end of year	$ 4.14	$ 4.81	$ 5.9